Impairment Charges and Reversals - Forward Price Assumptions (Details) BTU in Millions	12 Months Ended
	Dec. 31, 2022 $ / bbl $ / bbl $ / Mcf BTU	Dec. 31, 2021 $ / bbl $ / Mcf $ / bbl BTU	Dec. 31, 2020 $ / bbl $ / bbl $ / Mcf BTU
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Gas Heating Value | BTU	1	1	1
West Texas Intermediate | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	80.33	72.83	47.17
West Texas Intermediate | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	78.50	68.78	50.17
West Texas Intermediate | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	76.95	66.76	53.17
West Texas Intermediate | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	77.61	68.09	54.97
West Texas Intermediate | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	79.16	69.45	56.07
West Texas Intermediate | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%	2.00%
Western Canada Select | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	76.54	74.43	44.63
Western Canada Select | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	77.75	69.17	48.18
Western Canada Select | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	77.55	66.54	52.10
Western Canada Select | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	80.07	67.87	54.10
Western Canada Select | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	81.89	69.23	55.19
Western Canada Select | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%	2.00%
Edmonton C5+ | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	106.22	91.85	59.24
Edmonton C5+ | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	101.35	85.53	63.19
Edmonton C5+ | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	98.94	82.98	67.34
Edmonton C5+ | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	100.19	84.63	69.77
Edmonton C5+ | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal	101.74	86.33	71.18
Edmonton C5+ | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%	2.00%
Alberta Energy Company Natural Gas | 1 Year
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal | $ / Mcf	4.23	3.56	2.88
Alberta Energy Company Natural Gas | 2 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal | $ / Mcf	4.40	3.20	2.80
Alberta Energy Company Natural Gas | 3 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal | $ / Mcf	4.21	3.05	2.71
Alberta Energy Company Natural Gas | 4 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal | $ / Mcf	4.27	3.10	2.75
Alberta Energy Company Natural Gas | 5 Years
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Long-term Price Assumptions Used In Current Measurement Of Fair Value Less Costs Of Disposal | $ / Mcf	4.34	3.17	2.80
Alberta Energy Company Natural Gas | Thereafter
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Forward price, average annual increase	2.00%	2.00%	2.00%